Contract liabilities - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Contract Liabilities Line Items [Line Items]
Current contract liabilities	€ 22,956	€ 14,976
Non-current contract liabilities	3,853	1,743
Transaction price allocated to remaining performance obligations	979,300	540,000
Contract Liabilities Relating To Customer Prepayments [Member]
Disclosure Of Contract Liabilities Line Items [Line Items]
Revenue that was included in contract liability balance at beginning of period	11,403	15,590
Contract Liabilities Realting To Barter Deals [Member]
Disclosure Of Contract Liabilities Line Items [Line Items]
Revenue that was included in contract liability balance at beginning of period	3,585	3,617
Not later than one year [member]
Disclosure Of Contract Liabilities Line Items [Line Items]
Transaction price allocated to remaining performance obligations	€ 541,700	€ 406,800